STARBOARD INVESTMENT TRUST

116 South Franklin Street

Rocky Mount, NC 27804

252-972-9922

July 24, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Starboard Investment Trust (“Trust”) (File Nos. 333-159484 and 811-22298); on behalf of the Caritas All-Cap Growth Fund (“Fund”), a series of the Trust.

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933; (2) the Investment Company Act of 1940; and (3) Regulation S-T, is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Trust (“PEA 2”). PEA 2 is being filed for the purpose of adding a new series of the Trust to the Registration Statement. This PEA 2 contains the Fund's prospectus and statement of additional information, Part C, the signature page, an exhibit index, and exhibits.

We respectfully request selective review of the Fund’s prospectus and statement of additional information pursuant to Securities and Exchange Commission Release 33-6510 because the Fund’s prospectus and statement of additional information, in substantially the form being filed herewith, was previously reviewed by the Securities and Exchange Commission in May 2009 as a series of the Northern Lights Fund Trust. While a series of this other trust, the Fund did not take any public shareholders. The Fund’s investment advisor, Caritas Capital, LLC subsequently decided to place the Fund as a series of the Starboard Investment Trust. The changes made to the prospectus and statement of additional information since it was reviewed in May 2009 are minor and conforming changes to make the Fund’s prospectus and statement of additional information consistent with the other series of the Trust with respect to the policies and procedures of the Trust. Further, the comments of Kevin Rupert, Examiner, Division of Investment Management, to the Trust’s Registration Statement and Pre-effective Amendment No. 1 to the Registration Statement on Form N-1A have been incorporated into this PEA 2.

Additionally, the Trust is asking that any written correspondence with respect to PEA 2 be sent to the attention of Tanya L. Goins at the following address:

Malik Law Group LLC

191 Peachtree Street

Suite 3300

Atlanta, GA 30303

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,

Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick, Secretary